Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Activities Subject to Rate Regulation (Details)	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of detailed information about service concession arrangements [abstract]
Charge per minute	$ 10,990,000
% Reduction of charge per minute	42.20%
Capacity Charge	$ 4,273,389,920,000
% Reduction of capacity charge	43.90%
Charge per minute (average)	$ 40.62
Capacity Charge (average)	$ 11,101,266,700,000